EQUITY LINE (Details Textual) $ / shares in Units, $ in Thousands	Jul. 05, 2017 USD ($) $ / shares
Equity Method Investment, Quoted Market Value | $	$ 4,500
L2 Capital LLC [Member]
Put Amount Percentage on Outstanding Ordinary Shares	9.99%
Percentage of Average Trading Volume Ordinary Shares	150.00%
Minimium Listed Price of Ordinary Share | $ / shares	$ 25
Percentage of Purchase Price on Lowest Market Price	94.00%